SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Error Corrections on Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	$ 297,935	$ 279,250	$ 288,909
Gross Profit	89,729	86,342	91,529
Operating expenses	66,512	59,855	66,645
Operating (Loss) Income	16,130	18,750	4,351
(Loss) Earnings before Income Taxes from Continuing Operations	5,872	9,946	(5,441)
Income Tax Expense (Benefit), net on Continuing Operations	35,782	3,356	(2,479)
Net (Loss) Income from Continuing Operations	$ (29,910)	$ 6,590	$ (2,962)
Basic (usd per share)	$ (1.51)	$ (0.36)	$ (0.31)
Net Income (Loss) per share from Continuing Operations – basic (usd per share)	(0.77)	0.18	(0.08)
Diluted (usd per share)	(1.51)	(0.34)	(0.31)
Net Income (Loss) per share from Continuing Operations – diluted (usd per share)	$ (0.77)	$ 0.17	$ (0.08)
As Previously Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 290,574	$ 298,732
Gross Profit		95,173	99,512
Operating expenses		96,364	85,670
Operating (Loss) Income		(13,353)	(10,816)
(Loss) Earnings before Income Taxes from Continuing Operations		(22,157)	(20,608)
Income Tax Expense (Benefit), net on Continuing Operations		(8,622)	(9,389)
Net (Loss) Income from Continuing Operations		$ (13,535)	$ (11,219)
Basic (usd per share)		$ 0	$ 0
Diluted (usd per share)		$ 0	$ 0
Effect of Discontinued Operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ (11,324)	$ (9,823)
Gross Profit		(8,831)	(7,983)
Operating expenses		(36,509)	(19,025)
Operating (Loss) Income		32,103	15,167
(Loss) Earnings before Income Taxes from Continuing Operations		32,103	15,167
Income Tax Expense (Benefit), net on Continuing Operations		11,978	6,910
Net (Loss) Income from Continuing Operations		$ 20,125	$ 8,257
Basic (usd per share)		$ 0	$ 0.23
Diluted (usd per share)		$ 0	$ 0.23
Immaterial Errors | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 290,530	$ 298,732
Gross Profit		95,129	99,512
Operating expenses		95,155	84,701
Operating (Loss) Income		(12,188)	(9,847)
(Loss) Earnings before Income Taxes from Continuing Operations		(20,992)	(19,639)
Income Tax Expense (Benefit), net on Continuing Operations		(8,128)	(9,005)
Net (Loss) Income from Continuing Operations		$ (12,864)	$ (10,634)
Basic (usd per share)		$ 0	$ 0
Diluted (usd per share)		$ 0	$ 0
Immaterial Errors | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 44	$ 0
Gross Profit		44	0
Operating expenses		1,209	969
Operating (Loss) Income		(1,165)	(969)
(Loss) Earnings before Income Taxes from Continuing Operations		(1,165)	(969)
Income Tax Expense (Benefit), net on Continuing Operations		(494)	(384)
Net (Loss) Income from Continuing Operations		$ (671)	$ (585)
Basic (usd per share)		$ 0	$ 0
Diluted (usd per share)		$ 0	$ 0